Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 91.4%
Bermuda - 0.9%
Nine Dragons Paper Holdings Ltd.	8,922	$9,336
Brazil - 11.1%
Ambev SA - ADR	7,396	19,821
BRF SA - ADR (a)	2,000	7,960
CCR SA	2,652	7,651
Cosan SA	386	6,660
CPFL Energia SA	1,795	10,787
Engie Brasil Energia SA	740	6,527
JBS SA	4,938	20,513
Petrobras Distribuidora SA	1,561	6,823
TIM Participacoes SA - ADR	510	7,619
Vale SA - ADR	1,878	21,860
		116,221
Cayman Islands - 3.4%
SINA Corp./China (a)	222	8,958
Tongcheng-Elong Holdings Ltd. (a)	1,612	2,957
Xiaomi Corp. - Class B (a)(b)	12,393	23,698
		35,613
Chile - 0.7%
Cencosud SA	4,410	7,683
China - 12.8%
Air China Ltd. - Class H	29,824	18,509
Anhui Conch Cement Co. Ltd. - Class H	2,910	21,984
Beijing Capital International Airport Co Ltd. - Class H	5,986	3,947
China Communications Services Corp Ltd. - Class H	8,207	5,316
China Eastern Airlines Corp. Ltd. - Class H	52,387	18,588
China Shenhua Energy Co Ltd. - Class H	12,317	20,533
China Telecom Corp. Ltd. - Class H	65,857	19,629
Great Wall Motor Co. Ltd. - Class H	20,076	19,609
Sinopec Shanghai Petrochemical Co. Ltd.	26,213	5,851
		133,966
Colombia - 1.8%
Ecopetrol SA - ADR	1,602	18,647
Greece - 0.9%
Hellenic Telecommunications Organization SA	483	7,112
OPAP SA	283	2,544
		9,656
Hong Kong - 8.5%
China Medical System Holdings Ltd.	2,800	3,392
China Mobile Ltd. - ADR	606	20,640
China Resources Cement Holdings Ltd.	9,918	13,565
China Unicom Hong Kong Ltd.	34,924	19,467
CNOOC Ltd. - ADR	179	18,911
Sinotruk Hong Kong Ltd.	4,474	13,941
		89,916
Indonesia - 1.9%
Hanjaya Mandala Sampoerna Tbk PT	80,372	9,386
Indofood CBP Sukses Makmur Tbk PT	7,110	4,480
Indofood Sukses Makmur Tbk PT	14,253	6,297
		20,163
Malaysia - 1.2%
Malaysia Airports Holdings Bhd	2,580	3,213
MISC Bhd	4,849	9,023
		12,236
Mexico - 3.5%
Fomento Economico Mexicano SAB de CV - ADR	266	16,362
Gruma SAB de CV	327	3,834
Grupo Aeroportuario del Pacifico SAB de CV - ADR	57	3,824
Grupo Bimbo SAB de CV	4,799	8,677
Kimberly-Clark de Mexico SAB de CV - Class A	2,380	3,913
		36,610
Russian Federation - 12.9%
Alrosa PJSC	7,483	6,887
Federal Grid Co Unified Energy System PJSC	1,978,603	5,292
Inter RAO UES PJSC	198,117	15,411
LUKOIL PJSC - ADR	258	17,570
Magnitogorsk Iron & Steel Works PJSC	12,055	6,490
MMC Norilsk Nickel PJSC - ADR	695	18,258
Mobile TeleSystems PJSC - ADR	1,044	9,250
Novolipetsk Steel PJSC	5,751	11,271
ROSSETI PJSC	407,966	8,751
Surgutneftegas PJSC	35,282	17,660
Tatneft PJSC - ADR	415	18,517
		135,357
Singapore - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	2,627	1,749
South Africa - 5.8%
African Rainbow Minerals Ltd.	329	3,737
Anglo American Platinum Ltd.	211	16,098
Impala Platinum Holdings Ltd.	708	6,249
Kumba Iron Ore Ltd.	524	16,860
Mr Price Group Ltd.	345	2,557
MultiChoice Group Ltd. (a)	624	3,853
Vodacom Group Ltd.	1,483	11,142
		60,496
Taiwan - 15.3%
Asia Cement Corp.	5,021	6,847
Asustek Computer, Inc.	993	7,339
Catcher Technology Co. Ltd.	1,355	9,991
Chicony Electronics Co. Ltd.	1,162	3,447
Compal Electronics, Inc.	6,010	3,826
Foxconn Technology Co. Ltd.	2,473	4,576
Hon Hai Precision Industry Co Ltd.	7,905	21,156
Inventec Corp.	7,433	6,343
Lite-On Technology Corp.	2,813	4,763
Nanya Technology Corp.	1,723	3,564
President Chain Store Corp.	744	7,111
Pou Chen Corp.	5,449	4,939
Quanta Computer, Inc.	8,619	24,067
Realtek Semiconductor Corp.	279	3,567
Synnex Technology International Corp.	2,832	4,234
Uni-President Enterprises Corp.	5,832	14,234
United Microelectronics Corp.	26,863	20,495
Wistron Corp.	9,067	10,678
		161,177
Thailand - 3.8%
Advanced Info Service PCL	2,542	15,081
Electricity Generating PCL	774	5,883
PTT Exploration & Production PCL	6,634	19,360
		40,324
Turkey - 4.7%
BIM Birlesik Magazalar AS	609	6,222
Eregli Demir ve Celik Fabrikalari TAS	7,674	8,384
KOC Holding AS	6,742	15,590
Tupras Turkiye Petrol Rafinerileri AS (a)	252	2,975
Turk Telekomunikasyon AS	7,293	7,550
Turkcell Iletisim Hizmetleri AS	4,177	8,876
		49,597
United Arab Emirates - 2.0%
Emirates Telecommunications Group Co PJSC	4,579	20,744
TOTAL COMMON STOCKS (Cost $1,030,926)		959,491

PREFERRED STOCKS - 5.6%
Brazil - 4.1%
Cia de Transmissao de Energia Eletrica Paulista	675	2,927
Cia Energetica de Minas Gerais - ADR	2,105	4,884
Cia Paranaense de Energia	468	5,996
Gerdau SA - ADR	2,257	7,538
Telefonica Brasil SA - ADR	2,117	21,360
		42,705
Russian Federation - 1.5%
Transneft PJSC (a)	9	16,334
TOTAL PREFERRED STOCKS (Cost $70,943)		59,039

EXCHANGE TRADED FUNDS - 1.3%
iShares MSCI Saudi Arabia ETF	510	13,693
TOTAL EXCHANGE TRADED FUNDS (Cost $15,433)		13,693

	Principal Amount
SHORT-TERM INVESTMENTS 0.7%
Money Market Deposit Accounts, - 0.7%
U.S. Bank Money Market Deposit Account 0.04% (c)	$6,856	6,856
TOTAL SHORT-TERM INVESTMENTS (Cost $6,856)		6,856

Total Investments (Cost $1,124,158) - 99.0%		1,039,079
Other Assets in Excess of Liabilities - 1.0%		9,992
TOTAL NET ASSETS - 100.0%		$1,049,071

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $23,698 or 2.3% of net assets.

(c)	The rate shown is as of July 31, 2020.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 959,491	$ -	$ -	$ -	$ 959,491
Preferred Stocks	59,039	-	-	-	59,039
Exchange Traded Funds	13,693	-	-	-	13,693
Investments Purchased with Proceeds from Securities Lending	-	-	-	-	-
Total Investments in Securities	$ 1,032,223	$ -	$ -	$ -	$ 1,032,223
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.